Income Taxes - (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
U.S. federal tax rate					21.00%
Valuation Allowance, Deferred Tax Asset					$ 54,900
Deferred Tax Assets, Not Subject to Expiration					511,600
Deferred Tax Assets, Subject to Expiration					5,200
Deferred Tax Assets, State and Local					188,600
Deferred Tax Assets, Research					$ 4,800
Net Operating Loss Carryforwards Ownership Change Threshold Percentage					50.00%
Unrecognized Tax Benefits					$ 2,100	2,100
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense					0	0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					$ 200	$ 200